Shareholders' Equity (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended							1 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Jul. 22, 2013	Dec. 31, 2013	Dec. 31, 2012 item	Jul. 30, 2013 IPO	Jul. 31, 2013 IPO	Dec. 31, 2012 Prior to stock split	Dec. 31, 2012 Series common stock Prior to stock split	Dec. 31, 2012 Series A common stock Prior to stock split item	Dec. 31, 2012 Series B common stock Prior to stock split item	Dec. 31, 2012 Series C common stock Prior to stock split item	Dec. 31, 2012 Series D common stock Prior to stock split item	May 31, 2012 Series E common stock	Jun. 08, 2012 Series E common stock Prior to stock split	Dec. 31, 2012 Series E common stock Prior to stock split item	Dec. 31, 2012 Nonseries common stock Prior to stock split	Jul. 31, 2013 Series A preferred stock	Dec. 31, 2013 Series A preferred stock	Apr. 30, 2013 Series B preferred stock
Shareholders' equity
Number of new common stock issued (in shares)				6,819,091	6,819,091							7,923,069
Net proceeds from issuance of new common stock		$ 90,257,000	$ 48,260,000										$ 48,300,000
Stock split ratio	10.3
Pre-Split Common Stock
Authorized (in shares)	150,000,000	150,000,000	150,000,000			1,980,000	1,160,135	181,612		66,185	143,108			769,230	819,865
Issued (in shares)		25,795,072	18,072,169			1,754,581	1,160,135	181,612		66,185	143,108			769,230	594,446
Treasury (in shares)		27,037	27,037			2,625									2,625
Outstanding (in shares)		25,768,035	18,045,132			1,751,956	1,160,135	181,612		66,185	143,108			769,230	591,821
Number of members that common stockholders can nominate and elect to Board of Directors								1	1	1	1			1
Common stock issued in exchange for outstanding preferred stock (in shares)																903,825
Estimated value for which common stock was agreed to be exchanged for preferred stock																19,000,000
Preferred stock converted into common stock (in shares)																10,000
Cash paid to purchase preferred stock																		$ 700,000
Preferred stock, shares repurchased																	10,000	1
Number of additional members preferred stockholders can nominate and elect to Board of Directors			1